5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Covas - Blackheath
Restricted cash & Funds held for optionees	$ 0	$ 4,175
Due from optionee	28,557	0
Alvito - OZE
Restricted cash & Funds held for optionees	70,635	0
Alvalade, Marateca and Mertola - Funding Partner
Restricted cash & Funds held for optionees	97,275	0
Alvalade - Colt
Due from optionee	$ 0	$ 1